FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017
Maximum Exposure [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Loans and advances to banks, net	[1]	£ 6,283	£ 6,611
Loans and advances to customers, net	[1]	484,858	472,498
Debt securities, net	[1]	5,238	3,643
Financial assets at amortised cost		496,379	482,752
Financial assets at fair value through other comprehensive income/available-for-sale financial assets	[2]	24,794	40,901
Financial assets at fair value through profit or loss:3,4
Financial assets at fair value through profit or loss	[2],[3]	81,044	76,788
Derivative assets		23,595	25,834
Assets arising from reinsurance contracts held		749	602
Off-balance sheet items:
Acceptances and endorsements		194	71
Other items serving as direct credit substitutes		632	740
Performance bonds and other transaction-related contingencies		2,425	2,300
Irrevocable commitments and guarantees		64,884	65,946
		68,135	69,057
		694,696	695,934
Maximum Exposure [Member] | Loans and advances designated at fair value through profit or loss [Member]
Financial assets at fair value through profit or loss:3,4
Financial assets at fair value through profit or loss	[2],[3]	40,876	31,590
Maximum Exposure [Member] | Debt securities, treasury, and other bills at fair value through profit or loss [Member]
Financial assets at fair value through profit or loss:3,4
Financial assets at fair value through profit or loss	[2],[3]	40,168	45,198
Offset [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Loans and advances to banks, net	[1],[4]
Loans and advances to customers, net	[1],[4]	(3,241)	(7,030)
Debt securities, net	[1],[4]
Financial assets at amortised cost		(3,241)	(7,030)
Financial assets at fair value through other comprehensive income/available-for-sale financial assets	[2],[4]
Financial assets at fair value through profit or loss:3,4
Financial assets at fair value through profit or loss	[2],[3],[4]
Derivative assets	[4]	(14,327)	(13,049)
Assets arising from reinsurance contracts held	[4]
Off-balance sheet items:
Acceptances and endorsements	[4]
Other items serving as direct credit substitutes	[4]
Performance bonds and other transaction-related contingencies	[4]
Irrevocable commitments and guarantees	[4]
	[4]
	[4]	(17,568)	(20,079)
Offset [Member] | Loans and advances designated at fair value through profit or loss [Member]
Financial assets at fair value through profit or loss:3,4
Financial assets at fair value through profit or loss	[2],[3],[4]
Offset [Member] | Debt securities, treasury, and other bills at fair value through profit or loss [Member]
Financial assets at fair value through profit or loss:3,4
Financial assets at fair value through profit or loss	[2],[3],[4]
Net Exposure [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Loans and advances to banks, net	[1]	6,283	6,611
Loans and advances to customers, net	[1]	481,617	465,468
Debt securities, net	[1]	5,238	3,643
Financial assets at amortised cost		493,138	475,722
Financial assets at fair value through other comprehensive income/available-for-sale financial assets	[2]	24,794	40,901
Financial assets at fair value through profit or loss:3,4
Financial assets at fair value through profit or loss	[2],[3]	81,044	76,788
Derivative assets		9,268	12,785
Assets arising from reinsurance contracts held		749	602
Off-balance sheet items:
Acceptances and endorsements		194	71
Other items serving as direct credit substitutes		632	740
Performance bonds and other transaction-related contingencies		2,425	2,300
Irrevocable commitments and guarantees		64,884	65,946
		68,135	69,057
		677,128	675,855
Net Exposure [Member] | Loans and advances designated at fair value through profit or loss [Member]
Financial assets at fair value through profit or loss:3,4
Financial assets at fair value through profit or loss	[2],[3]	40,876	31,590
Net Exposure [Member] | Debt securities, treasury, and other bills at fair value through profit or loss [Member]
Financial assets at fair value through profit or loss:3,4
Financial assets at fair value through profit or loss	[2],[3]	£ 40,168	£ 45,198

[1]	Amounts shown net of related impairment allowances.
[2]	Excluding equity shares.
[3]	Includes assets within the Group's unit-linked funds for which credit risk is borne by the policyholders and assets within the Group's With-Profits funds for which credit risk is largely borne by the policyholders. Consequently, the Group has no significant exposure to credit risk for such assets which back related contract liabilities.
[4]	Offset items comprise deposit amounts available for offset, and amounts available for offset under master netting arrangements, that do not meet the criteria under IAS 32 to enable loans and advances and derivative assets respectively to be presented net of these balances in the financial statements.